Commitments and Contingencies	6 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 19 – COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company entered into several lease for office space located in Tianjin with terms ended September 2027. The Company’s minimum lease payment commitments under these operating leases as of June 30, 2024 are set forth in the “Note 8 - RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES.

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. As of September 30, 2024 and March 31, 2024, no such contingent liabilities are assessed as probable.